PREFERRED SHARES (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 30, 2024	Aug. 03, 2023	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
PREFERRED SHARES
Stock-based payment to third-party companies (in shares)		29,411,764
Preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Stock-based payment to third-party companies		$ 300,000,000		$ 4,193,962
Preferred shares issued				290,000	290,000
Series A Preferred Shares
PREFERRED SHARES
Term for conversion into ordinary shares (in years)	2 years
Conversion price	$ 10		$ 10
Repurchase price as percentage of subscription price	110.00%
GFC | Series A Preferred Shares
PREFERRED SHARES
Stock-based payment to third-party companies (in shares)			290,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Stock-based payment to third-party companies	$ 2,900,000
Preferred shares issued	290,000		290,000
Wu Wenyuan | Series A Preferred Shares
PREFERRED SHARES
Payments to be received upon issuance of shares	$ 2,000,000		$ 2,000,000
Payments term upon issuance of shares (in months)	6 months
Number of shares issuable	200,000		200,000